Average Annual Total Returns - SA WellsCap Aggressive Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	62.95%	24.11%	16.89%	62.76%	23.92%	16.72%	62.52%	23.79%	16.60%	40.47%	18.68%	15.00%